Borrowings Under Financing Arrangements (Details) - CNY (¥) ¥ in Thousands					12 Months Ended
	Nov. 01, 2021	Aug. 14, 2020	Apr. 09, 2019	Apr. 04, 2019	Dec. 31, 2021	Dec. 31, 2020
Borrowings Under Financing Arrangements (Details) [Line Items]
Leaseback contracts	¥ 55,000	¥ 40,000	¥ 33,800	¥ 33,800
Effective interest rate	10.80%	5.80%	13.00%	13.00%
Liability accrued interest	¥ 51,750	¥ 38,560	¥ 31,600	¥ 31,600
Deposits returned		1,200				¥ 2,864
Aggregate amount					¥ 5,000
Haier Financial Leasing Co., Ltd. [Member]
Borrowings Under Financing Arrangements (Details) [Line Items]
Leaseback contracts		¥ 60,000
Effective interest rate		7.40%
Liability accrued interest		¥ 57,800
Deposits returned		¥ 1,700